Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risk Management
Schedule of Financial Instruments and Fair Value

The financial instruments, classified in accordance with the accounting principles, are as follows:

		Dec. 31, 2025		Dec. 31, 2024
	Level	Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments		6	6	142	142
Receivables from customers, traders and concession holders		6,107	6,107	5,850	5,850
Restricted cash		240	240	235	235
Accounts receivable from the State of Minas Gerais (AFAC)		30	30	40	40
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components		1,962	1,962	1,296	1,296
Refund of tariff subsidy		723	723	-	-
Concession grant fee – Generation concessions		3,182	3,182	3,098	3,098
		12,250	12,250	10,661	10,661
Fair value through profit or loss
Cash equivalents – Cash investments	2	1,630	1,630	1,629	1,629
Marketable securities
Bank certificates of deposit (CDBs)	2	347	347	-	-
Financial Notes – Banks	2	360	360	279	279
Treasury Financial Notes (LFTs)	1	47	47	72	72
		2,384	2,384	1,980	1,980
Derivative financial instruments (Swaps)	3	-	-	-	-
Concession financial assets – Distribution infrastructure	3	3,929	3,929	2,807	2,807
Indemnifiable receivable – Generation	3	997	997	871	871
		7,310	7,310	5,658	5,658
		19,560	19,560	16,319	16,319

Financial liabilities
Amortized cost (1)
Loans and debentures (2)		(19,466)	(18,488)	(12,280)	(11,934)
Debt with pension fund (Forluz)		-	-	-	-
Deficit of pension fund (Forluz)		(1,326)	(1,299)	(494)	(484)
Concessions payable		(28)	(28)	(27)	(27)
Suppliers		(3,039)	(3,039)	(2,952)	(2,952)
Leasing liabilities (Adjusted for remeasurements)		(417)	(417)	(429)	(429)
Sectorial financial liabilities		-	-	(16)	(16)
		(24,276)	(23,271)	(16,198)	(15,842)
Fair value through other comprehensive income
Derivative financial instruments		9	9
		(24,267)	(23,262)	(16,198)	(15,842)

(1)	The book value represents the approximate fair value amount, except for loans, debentures and pension fund deficit equalization in relation to the amounts as of December 31, 2025.
(2)	The fair value presented is net of the transaction costs and anticipated resources presented in note 15.

Schedule of Derivative Instruments Contracted Realized Gain
Assets	Liability	Maturity period	Product	Principal amount contracted	Realized gain/ loss 2025
					Finance income (expense)	Other comprehensive income
US$ foreign‑exchange variation + (SOFR + 0.53% p.a.)	CDI + 0.55%	August 2026	Swap	US$40	(11)	1

Schedule of Derivative Instruments Contracted

The net exposure to exchange rates is as follows:

Exposure to exchange rates	Dec. 31, 2025		Dec. 31, 2024

	Foreign currency	R$	Foreign currency	R$
U.S. dollar
Suppliers (Itaipu Binacional)	(34)	(186)	(34)	(210)
	(34)	(186)	(34)	(210)
Net liabilities exposed		(186)		(210)

Schedule of Fair Value of Derivative Hedge Instrument One

The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate considering an adverse scenario in relation to the probable scenario.

	Dec. 31, 2025	Dec. 31, 2026
Risk: foreign exchange rate exposure	Book Value	Probable' scenario Dollar R$5.65	Adverse scenario Dollar R$6.28
U.S. dollar
Suppliers (Itaipu Binacional)	(186)	(191)	(212)
Net liabilities exposed	(186)	(191)	(212)
Net effect of exchange rate fluctuation		(5)	(26)

Schedule of Net Assets Exposure to Exchange Rates

This exposure occurs as a result of net assets indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash equivalents – Cash investments – CDI	1,630	1,629
Marketable securities – CDI / Selic	760	493
Indemnifiable receivable – Generation	997	871
Restricted cash – CDI	240	235
CVA and in tariffs (note 5.4) – Selic	1,962	1,296
	5,589	4,524
Liabilities
Loans and debentures (Note 15) – CDI	(7,981)	(4,882)
Sectorial financial liabilities (note 5.4)	-	(16)
	(7,981)	(4,898)
Net assets exposed	(2,392)	(374)

Schedule of Exposure to Exchange Rates

The Company made a sensitivity analysis of the effects on results considering an adverse scenario in relation to the probable scenario, as shown in the table below. The CDI rate follows the Selic rate.

Risk: Increase in Brazilian interest rates	Dec. 31, 2025	Dec. 31, 2026
	Book Value	Probable' scenario	Adverse scenario
		Selic 12.5%	Selic 16%
	TJLP 8.59%	TJLP 9.57%
Assets
Cash equivalents	1,630	1,833	1,890
Marketable securities	760	855	881
Indemnifiable receivable – Generation (Note 5.2)	997	1,122	1,067
Restricted cash	240	270	278
CVA and Other financial components – SELIC (Note 5.4)	1,962	2,207	2,276
	5,589	6,287	6,392
Liabilities
Loans and debentures (Note 15)	(7,981)	(8,978)	(9,258)
	(7,981)	(8,978)	(9,258)

Net liabilities exposed	(2,392)	(2,691)	(2,866)
Net effect of fluctuation in interest rates		(299)	(474)

Schedule of Risk of Increase in Inflation

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	Dec. 31, 2025	Dec. 31, 2024
Assets
Concession financial assets – Distribution infrastructure - IPCA	3,929	2,807
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,182	3,098
	7,111	5,905
Liabilities
Loans and debentures – IPCA and IGP-DI (Note 15)	(11,581)	(7,547)
Deficit of pension plan (Forluz) – IPCA	(1,326)	(494)
Leasing liabilities	(417)	(429)
	(13,324)	(8,470)
Net assets exposed	(6,213)	(2,565)

Schedule of Exposure to Exchange Rates Risk
	Dec. 31, 2025	Dec. 31, 2026
		Probable' scenario	Adverse scenario
	Book value	IPCA 4.4%	IPCA 7.03%
		IGPM 3.77%	IGPM 7.28%
Assets
Concession financial assets related to Distribution infrastructure – IPCA	3,826	3,995	4,095
Concession financial assets related to gas distribution infrastructure – IGPM	103	107	110
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,182	3,322	3,406
	7,111	7,424	7,611
Liabilities
Loans and debentures – IPCA and IGP-DI (Note 15)	(11,581)	(12,090)	(12,395)
Deficit of pension plan (Forluz)	(1,326)	(1,384)	(1,419)
Leasing liabilities	(417)	(436)	(447)
	(13,324)	(13,910)	(14,261)
Net liability exposed	(6,213)	(6,486)	(6,650)
Net effect of fluctuation in IPCA and IGP–M indexes		(273)	(437)

Schedule of Financial Instruments at Interest Rates

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, Loans and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month		1 to 3 months		3 months to 1 year		1 to 5 years		Over 5 years		Total
	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest
Financial instruments at interest rates:
- Floating rates (*)
Loans and debentures	-	-	-	439	2,687	1,336	5,347	5,740	13,413	4,176	33,138
Onerous concessions	-	-	1	-	3	-	14	-	14	-	32
Deficit of the pension plan (FORLUZ)	9	6	26	18	235	67	450	217	912	166	2,106
	9	6	27	457	2,925	1,403	5,811	5,957	14,339	4,342	35,276
- Fixed rate
Suppliers	1,836	-	583	-	620	-	-	-	-	-	3,039
Total	1,845	6	610	457	3,545	1,403	5,811	5,957	14,339	4,342	38,315

(*) The lease payment flow is presented in note 16.

Schedule of Credit Exposure

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

		Limit per bank (% of equity) (1) (2)
Group	Equity	AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	-

1.	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.

Schedule of measures arising from non-compliance of quality criteria and parameters for economic and financial sustainability

As of 2021, the contract established that failure to meet the quality criteria for three consecutive years or the minimum parameters for economic and financial sustainability for two consecutive years will result in the opening of forfeiture proceedings. This rule was regulated by Normative Resolution 948/2021, summarized as follows:

Indicator	Criteria	Measures arising from non-compliance
Economic and financial management	In the base year	Capital contribution (1)
Limitation on the distribution of dividends and interest on own capital
Restrictive regime for contracts with related parties
Economic and financial management	2 consecutive years	Expiry of the concession
Quality of supply	In the base year	Results plan (2)
Quality of supply	2 consecutive years or 3 of the previous 5 calendar years	Limitation on the distribution of dividends and interest on own capital (3)
Quality of supply	3 consecutive years	Expiry of the concession

(1)	Within 180 days of the end of each financial year, for the total insufficiency that occurs in reaching the Minimum Parameter for Economic and Financial Sustainability.
(2)

Failure to comply with any of the DEC or FEC limits for one year makes it compulsory for the concessionaire to present a Results Plan, which must be submitted for ANEEL's prior acceptance and monitored in its execution by the inspection areas.

(3)	This limitation will come into effect on January 1st of the calendar year following the year in which the indicator was not met.